Projects Under Construction as of March 23, 2020

Construction Start	Project Name	City	State	Units	Union Const Hrs	HIT Commitment	TDC
3Q 2017	The Fountains of Ellisville	Ellisville	MO	229	174,840	$17,517,500	$18,213,929
3Q 2017	1500 Nicollet	Minneapolis	MN	183	539,150	$34,120,000	$61,736,138
3Q 2017	Lathrop Homes Phase 1A	Chicago	IL	414	1,580,250	$22,000,000	$175,865,785
4Q 2017	Cherry Street Lofts Phase I	Bridgeport	CT	157	471,410	$35,000,000	$54,382,955
4Q 2017	Green on Fourth Apartments	Minneapolis	MN	243	505,110	$42,654,700	$56,169,929
4Q 2017	Pioneer Apartments	St. Paul	MN	143	403,670	$14,475,000	$48,739,737
1Q 2018	Zvago Cooperative at Central Village	Apple Valley	MN	58	163,970	$15,815,400	$19,680,017
1Q 2018	Elevate at Southwest Station	Eden Prairie	MN	222	541,000	$49,500,000	$63,510,988
2Q 2018	The Chamberlain	Richfield	MN	316	420,570	$48,277,000	$62,509,690
3Q 2018	Montclare Senior Residences of Calumet Heights	Chicago	IL	134	464,000	$9,200,000	$32,721,472
3Q 2018	Church & State (Project 29)	Cleveland	OH	158	459,220	$39,000,000	$54,834,231
3Q 2018	Riverdale Station East	Coon Rapids	MN	180	325,650	$28,350,000	$38,273,494
4Q 2018	1490 Southern Boulevard	Bronx	NY	115	456,530	$35,000,000	$59,120,711
4Q 2018	Montclare Senior Residences of Englewood	Chicago	IL	102	352,240	$2,300,000	$25,397,680
4Q 2018	Mark Twain Apartments	Chicago	IL	148	185,700	$27,278,700	$39,905,499
4Q 2018	Ya Po Ah Terrace Condo B	Eugene	OR	112	177,980	$7,879,300	$32,226,372
4Q 2018	Ya Po Ah Terrace Condo A	Eugene	OR	109	136,270	$7,405,000	$29,179,063
4Q 2018	Lake Street Apartments	Minneapolis	MN	111	221,440	$13,500,000	$27,554,885
2Q 2019	Betances Residence	Bronx	NY	152	633,290	$52,000,000	$98,000,000
2Q 2019	95 Saint Apartments (Longwood II Apartments)	Boston	MA	115	478,300	$51,940,400	$66,685,759
2Q 2019	Bassett Creek Apartments	Minneapolis	MN	139	344,690	$33,609,500	$37,616,980
2Q 2019	Zvago Cooperative at Lake Superior	Duluth	MN	51	176,940	$14,033,700	$18,436,578
3Q 2019	The Block at 803 Waimanu	Honolulu	HI	153	375,700	$17,137,500	$54,228,601
3Q 2019	Old Colony Phase 3A	Boston	MA	135	511,510	$48,060,000	$64,040,972
4Q 2019	Cote Village	Mattapan	MA	76	415,950	$20,116,000	$49,049,428
4Q 2019	Parker Station Flats	Robbinsdale	MN	198	508,780	$41,393,900	$53,082,171
4Q 2019	Sundance at Settler's Ridge	Woodbury	MN	218	544,190	$53,545,900	$69,580,136
4Q 2019	Gateway Northeast	Minneapolis	MN	128	273,760	$20,950,000	$38,660,971
4Q 2019	18th Sixth Avenue at Pacific Park	Brooklyn	NY	858	3,881,830	$100,000,000	$710,000,000

	HIT-Financed Projects	29		5,357	15,723,940	$902,059,500	$2,159,404,171

Construction Start	Building America CDE	City	State	Sq. Ft.	Union Const Hrs	NMTC Allocation	TDC
1Q 2018	Joseph P. Addabbo Family Health Center	Queens	NY	44,500	216,970	$8,000,000	$23,420,528
3Q 2018	Providence Public Library	Providence	RI	83,000	288,940	$8,000,000	$23,268,692
3Q 2018	Horizons-Watermark Center	Boston	MA	211,000	455,850	$8,000,000	$62,076,217
2Q 2019	Altgeld Family Resource Center	Chicago	IL	40,000	252,760	$10,000,000	$28,115,001
4Q 2019	Powel-Science Leadership Academy Middle School	Philadelphia	PA	90,000	340,530	$9,000,000	$49,873,280
4Q 2019	Renaissance Village	Welch	WV	20,700	98,950	$9,000,000	$9,330,000
1Q 2020	YWCA of Central Massachusetts	Worcester	MA	74,300	187,630	$9,000,000	$24,875,180
	Projects Receiving BACDE NMTC Allocations	7		563,500	1,841,630	$61,000,000	$220,958,898

	Grand Total	36			17,565,570		$2,380,363,069

*Job hours figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of March 23, 2020.

This document provides information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, charges, and expenses carefully before investing. This and other information is contained in HIT’s prospectus, available at aflcio-hit.com or by calling 202-331-8055. The prospectus should be read carefully before investing.